Note 10 - Long-term Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

10. Long-term Debt and Capital Lease Obligations

Long-term debt

Our long-term debt consists of three convertible notes. See Note 9. “Convertible Notes Payable and Credit Facility” for a discussion of these notes. The scheduled principal maturities of long-term debt at December 31, 2013 are as follows:

2014	$—
2015	650,000
2016	—
2017	—
2018	—
2019	—
650,000
Less: current portion	—
$650,000

Capital lease obligations

Our capital lease obligation consists of a lease on equipment. Our scheduled principal maturities relating to this capital lease obligation at December 31, 2013 is approximately $299 in 2014.